OPERATING SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of Segment Revenue

	Three months ended June 30,						Six months ended June 30,
	2023			2022			2023			2022
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	1,049	(4)	1,045	1,348	(1)	1,347	2,079	(9)	2,070	2,516	(4)	2,512
A&T	464	(2)	462	461	(21)	440	916	(7)	909	846	(33)	813
AS&I	443	—	443	501	(13)	488	926	—	926	960	(31)	929
H&C	—	—	—	—	—	—	1	—	1	—	—	—
Total	1,956	(6)	1,950	2,310	(35)	2,275	3,922	(16)	3,906	4,322	(68)	4,254

Schedule of Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2023	2022	2023	2022
P&ARP		79	95	134	177
A&T		96	63	169	116
AS&I		39	46	82	83
H&C		(5)	(6)	(11)	(11)
Adjusted EBITDA		209	198	374	365
Metal price lag (A)		(30)	16	(45)	110
Share based compensation costs	23	(7)	(5)	(10)	(9)
Depreciation and amortization	12, 13	(72)	(70)	(144)	(136)
Unrealized losses on derivatives		(20)	(141)	(28)	(84)
Unrealized exchange losses from the remeasurement of monetary assets and liabilities – net	5	(1)	(2)	—	(1)
Losses on disposal	5	—	—	(6)	(1)
Income / (loss) from operations		79	(4)	141	244
Finance costs - net	7	(35)	(32)	(70)	(62)
Income / (loss) before tax		44	(36)	71	182
Income tax (expense) / benefit	8	(12)	4	(17)	(35)
Net income / (loss)		32	(32)	54	147
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.

Schedule of Segment Capital Expenditures

	Six months ended June 30,
(in millions of Euros)	2023	2022
P&ARP	(71)	(40)
A&T	(37)	(20)
AS&I	(25)	(22)
H&C	(1)	(2)
Capital expenditures	(134)	(84)

Schedule of Segment Assets

(in millions of Euros)	At June 30, 2023	At December 31, 2022
P&ARP	2,205	2,187
A&T	1,150	1,081
AS&I	700	727
H&C	407	456
Segment assets	4,462	4,451
Deferred income tax assets	238	271
Cash and cash equivalents	178	166
Other financial assets	26	39
Assets of disposal group classified as held for sale	45	14
Total Assets	4,949	4,941